OTHER RECEIVABLES, NET (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Other Receivables [Line Items]
Provision for Other Credit Losses	¥ 109,302	$ 16,511	¥ 247,612	¥ 455,574